Other financial liabilities measured at amortized cost (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Other accrued expenses	$ 1,876,000,000	$ 1,696,000,000
Accrued interest expenses	1,094,000,000	1,355,000,000
Settlement and clearing accounts	1,304,000,000	1,199,000,000
Lease liabilities	3,558,000,000	3,927,000,000
Other	1,167,000,000	1,553,000,000
Total other financial liabilities measured at amortized cost	9,001,000,000	9,729,000,000
UBS AG
Entity [Table]
Other accrued expenses	1,642,000,000	1,508,000,000
Accrued interest expenses	1,134,000,000	1,382,000,000
Settlement and clearing accounts	1,282,000,000	1,181,000,000
Lease liabilities	3,438,000,000	3,821,000,000
Other	2,269,000,000	2,530,000,000
Total other financial liabilities measured at amortized cost	$ 9,765,000,000	$ 10,421,000,000